Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	ADVANCED HEALTH INTELLIGENCE LTD
Trading Symbol	AHI
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	166,749,382
Amendment Flag	false
Entity Central Index Key	0001815436
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-49843
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	71-73 South Perth Esplanade
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	South Perth
Entity Address, Postal Zip Code	WA 6151
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares, each representing seven Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PKF BRISBANE AUDIT
Auditor Firm ID	6622
Auditor Location	Brisbane, Australia
Business Contact
Document Information Line Items
Entity Address, Address Line One	71-73 South Perth Esplanade
Entity Address, Address Line Two	Unit 5
Entity Address, City or Town	South Perth
Entity Address, Postal Zip Code	WA 6151
Entity Address, Country	AU
Contact Personnel Name	Mr Nicholas Prosser
City Area Code	+61
Local Phone Number	8 9316 9100